Exhibit 99.1

Schedule 8(b) - Servicing Comments Review

Exception Standard Report (Loan Grades)

Run Date - 5/18/2026 9:36:22 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception ID	Loan Status	Exception Date	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information